SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A ordinary shares subject to possible redemption reflected in the balance sheet

		Common
		Stock Issuable
	Liquidation Value	Upon Conversion
	(In thousands)
Series A-1	$3,000	1,234,568
Series A-2	6,000	2,362,204
Series B-1	22,166	2,718,539
Series C-1	28,423	3,570,724
Series C-2	26,857	2,513,698
Series D	202,385	5,950,204
Total	$288,831	18,349,937

Schedule of calculation of basic and diluted net income per ordinary share

Basic and diluted losses per share are calculated as follows (in thousands, except share and per share data):

	Three Months Ended March 31,
	2026	2025
Numerator:
Net loss	$(8,575)	$(12,870)
Net loss attributable to common stockholders—basic and diluted	$(8,575)	$(12,870)
Denominator:
Weighted average number of common shares outstanding	5,056,994	5,016,149
Net loss per share attributable to common stockholders—basic and diluted	$(1.70)	$(2.57)

Basic and diluted losses per share are calculated as follows (in thousands, except share and per share data):

	Year ended December 31,
	2025	2024
Numerator:
Net loss	$(73,845)	$(54,344)
Net loss attributable to common stockholders - basic and diluted	$(73,845)	$(54,344)
Denominator:
Weighted average number of common shares outstanding	5,026,704	5,009,250
Net loss per share attributable to common stockholders - basic and diluted	$(14.69)	$(10.85)

Cartesian Growth Corporation III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Class A ordinary shares subject to possible redemption reflected in the balance sheet

Gross proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(3,132,600)
Class A ordinary shares issuance cost	(18,586,890)
Plus:
Remeasurement of carrying value to redemption value	29,096,766
Class A ordinary shares subject to possible redemption, December 31, 2025	$283,377,276
Plus:
Remeasurement of carrying value to redemption value	2,491,718
Class A ordinary shares subject to possible redemption, March 31, 2026	$285,868,994
As of December 31, 2025, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to public warrants	(3,132,600)
Class A ordinary shares issuance costs	(18,586,890)
Plus:
Remeasurement of carrying value to redemption value	29,096,766
Class A ordinary shares subject to possible redemption, December 31, 2025	$283,377,276

Schedule of calculation of basic and diluted net income per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2026		2025
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,344,334	$336,083	$—	$(20,449)
Denominator:
Basic and diluted weighted average shares outstanding	27,600,000	6,900,000	—	6,900,000
Basic and diluted net income (loss) per ordinary share	$0.05	$0.05	$—	$(0.00)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the period from October 29,
	For the year ended		2024 (Inception) through
	December 31, 2025		December 31, 2024
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class B	Class A	Class B
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$4,565,061	$1,654,008	$—	$(42,620)
Denominator:
Basic weighted average shares outstanding	18,197,802	6,593,407	—	6,900,000
Basic net income (loss) per ordinary share	$0.25	$0.25	$—	$(0.01)

			For the period from October 29,
	For the year ended		2024 (Inception) through
	December 31, 2025		December 31, 2024
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
	Class A	Class B	Class A	Class B
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$4,509,295	$1,709,774	$—	$(42,620)
Denominator:
Diluted weighted average shares outstanding	18,197,802	6,900,000	—	6,900,000
Diluted net income (loss) per ordinary share	$0.25	$0.25	$—	$(0.01)